Accrued Expenses	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Accrued Expenses [Abstract]
ACCRUED EXPENSES

6. ACCRUED EXPENSES

Accrued expenses consist of the following at:

	March 31, 2024	December 31, 2023
Sponsorship agreements	$691,194	$608,818
Accrued credit card charges	5,526	7,275
Series A Stock dividends	71,866	41,867
Legal and professional	48,081	125,704
Deferred offering costs	26,524	—
Other accrued expenses	4,410	27,059
Total	$847,601	$810,723

The sponsorship agreements relate to marketing contracts with unrelated parties within the sports and entertainment industry. The terms of the agreements range from two to four years with annual payments ranging from $103,000 to $216,000 per agreement. The total expense relating to these agreements for the three months ended March 31, 2024 and 2023, was $123,376 and $52,664, respectively.

Accrued credit card charges primarily consist of warehouse, shipping and other operating costs paid via Company credit card as a tool for managing cashflow.

7. ACCRUED EXPENSES

Accrued expenses consist of the following at:

	December 31, 2023	December 31, 2022
Sponsorship agreements	$608,818	$234,494
Accrued credit card charges	7,275	21,013
Series A Stock dividends	41,867	—
Legal and professional	125,704	89,200
Other accrued expenses	27,059	78,224
Total	$810,723	$422,931

The sponsorship agreements relate to marketing contracts with unrelated parties within the sports and entertainment industry. The terms of the agreements range from two to four years with annual payments ranging from $103,000 to $216,000 per agreement. The total expense relating to these agreements for the years ended December 31, 2023 and 2022, was $374,325 and $353,931, respectively. During the third quarter of 2022, in accordance with the Company’s cash preservation initiatives, the Company terminated one of its marketing contracts, resulting in the reversal of $141,000 of expenses, in an effort to control its marketing expenses.

Accrued credit card charges primarily consist of warehouse, shipping and other operating costs paid via Company credit card as a tool for managing cashflow.